Financial instruments	9 Months Ended
Sep. 30, 2023
Financial instruments
Financial instruments

12.    Financial instruments

The following tables show the carrying amounts and fair values of the Company’s financial instruments at September 30, 2023 and December 31, 2022:

Carrying amount and fair value of financial instruments

in € THOUS

September 30, 2023	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	1,035,797	517,456	—	—	1,553,253	517,456	—	—
Trade accounts and other receivables from unrelated parties	3,581,274	—	—	80,868	3,662,142	—	—	—
Accounts receivable from related parties	52,089	—	—	—	52,089	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	4,490	4,490	—	4,490	—
Derivatives - not designated as hedging instruments	—	11,815	—	—	11,815	—	11,815	—
Equity investments	—	103,786	74,173	—	177,959	52,470	75,354	50,135
Debt securities	—	103,652	359,328	—	462,980	462,980	—	—
Other financial assets(1)	114,410	—	—	115,047	229,457	—	—	—
Other current and non-current assets	114,410	219,253	433,501	119,537	886,701	—	—	—
Financial assets	4,783,570	736,709	433,501	200,405	6,154,185	—	—	—

Accounts payable to unrelated parties	753,120	—	—	—	753,120	—	—	—
Accounts payable to related parties	91,646	—	—	—	91,646	—	—	—
Short-term debt	549,829	—	—	—	549,829	—	—	—
Long-term debt	7,971,544	—	—	—	7,971,544	6,505,717	553,010	—
Lease liabilities	—	—	—	4,453,139	4,453,139	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	8,983	8,983	—	8,983	—
Derivatives - not designated as hedging instruments	—	25,418	—	—	25,418	—	25,418	—
Variable payments outstanding for acquisitions	—	34,050	—	—	34,050	—	—	34,050
Put option liabilities	—	—	—	1,407,624	1,407,624	—	—	1,407,624
Other financial liabilities(2)	1,107,871	—	—	—	1,107,871	—	—	—
Other current and non-current liabilities	1,107,871	59,468	—	1,416,607	2,583,946	—	—	—
Financial liabilities	10,474,010	59,468	—	5,869,746	16,403,224	—	—	—

Carrying amount and fair value of financial instruments

in € THOUS

December 31, 2022	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	1,118,503	155,284	—	—	1,273,787	155,284	—	—
Trade accounts and other receivables from unrelated parties	3,489,680	—	—	84,590	3,574,270	—	—	—
Accounts receivable from related parties	140,072	—	—	—	140,072	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	9,151	9,151	—	9,151	—
Derivatives - not designated as hedging instruments	—	10,627	—	—	10,627	—	10,627	—
Equity investments	—	80,201	69,792	—	149,993	36,227	70,973	42,793
Debt securities	—	106,215	338,589	—	444,804	444,804	—	—
Other financial assets(1)	121,095	—	—	128,015	249,110	—	—	—
Other current and non-current assets	121,095	197,043	408,381	137,166	863,685	—	—	—
Financial assets	4,869,350	352,327	408,381	221,756	5,851,814	—	—	—

Accounts payable to unrelated parties	813,255	—	—	—	813,255	—	—	—
Accounts payable to related parties	118,083	—	—	—	118,083	—	—	—
Short-term debt	669,013	—	—	—	669,013	—	—	—
Long-term debt	7,864,796	—	—	—	7,864,796	6,366,775	474,930	—
Lease liabilities	—	—	—	4,678,763	4,678,763	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	568	568	—	568	—
Derivatives - not designated as hedging instruments	—	7,422	—	—	7,422	—	7,422	—
Variable payments outstanding for acquisitions	—	37,846	—	—	37,846	—	—	37,846
Put option liabilities	—	—	—	1,468,517	1,468,517	—	—	1,468,517
Other financial liabilities(2)	1,107,827	—	—	—	1,107,827	—	—	—
Other current and non-current liabilities	1,107,827	45,268	—	1,469,085	2,622,180	—	—	—
Financial liabilities	10,572,974	45,268	—	6,147,848	16,766,090	—	—	—

(1)

As of September 30, 2023 other financial assets primarily include lease receivables, deposits, guarantees, securities, vendor as well as supplier rebates. As of December 31, 2022, other financial assets primarily include lease receivables, deposits, guarantees, securities, vendor and supplier rebates as well as notes receivable.

(2)	As of September 30, 2023 and December 31, 2022, other financial liabilities primarily include receivable credit balances and goods and services received.

Derivative and non-derivative financial instruments are categorized in the following three-tier fair value hierarchy that reflects the significance of the inputs in making the measurements. Level 1 inputs are quoted prices for similar instruments in active markets. Level 2 is defined as using valuation models (i.e. mark-to-model) with input factors that are inputs other than quoted prices in active markets that are directly or indirectly observable. Level 3 is defined as using valuation models (i.e. mark-to-model) with input factors that are unobservable inputs for which little or no market data exists, therefore requiring the Company to develop its own assumptions. Fair value information is not provided for financial instruments, if the carrying amount is a reasonable estimate of fair value due to the relatively short period of maturity of these instruments. This includes cash and cash equivalents measured at amortized costs, trade accounts and other receivables from unrelated parties, accounts receivable from related parties, other financial assets as well as accounts payable to unrelated parties, accounts payable to related parties, short-term debt and other financial liabilities. Transfers between levels of the fair value hierarchy have not occurred as of September 30, 2023 or December 31, 2022. The Company accounts for transfers at the end of the reporting period.

Derivative financial instruments

In order to manage the risk of currency exchange rate and interest rate fluctuations, the Company enters into various hedging transactions by means of derivative instruments with highly rated financial institutions (generally investment grade) as authorized by the Company’s General Partner. The Company primarily enters into foreign exchange forward contracts. In certain instances, the Company enters into derivative contracts that do not qualify for hedge accounting but are utilized for economic purposes (economic hedges). The Company does not use financial instruments for trading purposes.

Non-derivative financial instruments

The significant methods and assumptions used for the classification and measurement of non-derivative financial instruments are as follows:

The Company assessed its business models and the cash flow characteristics of its financial assets. The vast majority of the non-derivative financial assets are held in order to collect contractual cash flows. The contractual terms of the financial assets allow the conclusion that the cash flows represent payment of principal and interest only. Trade accounts and other receivables from unrelated parties (including receivables related to the Accounts Receivable Facility, see note 8), Accounts receivable from related parties and Other financial assets are consequently measured at amortized cost.

Cash and cash equivalents are comprised of cash funds and other short-term investments. Cash funds are measured at amortized cost. Short-term investments are highly liquid and readily convertible to known amounts of cash. Short-term investments are measured at fair value through profit or loss (FVPL). The risk of changes in fair value is insignificant.

Equity investments are not held for trading. At initial recognition the Company elected, on an instrument-by-instrument basis, to represent subsequent changes in the fair value of individual strategic investments in other comprehensive income. If equity instruments are quoted in an active market, the fair value is based on price quotations at the period-end-date. As necessary, the Company engages external valuation firms to assist in determining the fair value of Level 3 equity investments. The external valuation uses a discounted cash flow model, which includes significant unobservable inputs such as investment specific forecasted financial statements and weighted average cost of capital, that reflects current market assessments as well as a terminal growth rate.

The majority of the debt securities are held within a business model whose objective is achieving both contractual cash flows and selling securities. The standard coupon bonds give rise on specified dates to cash flows that are solely payments of principal and interest on the outstanding principal amount. Subsequently, these financial assets have been classified as fair value through other comprehensive income (FVOCI). The smaller part of debt securities does not give rise to cash flows that are solely payments of principal and interest. Consequently, these securities are measured at FVPL. In general, most of the debt securities are quoted in an active market.

Long-term debt is initially recognized at its fair value and subsequently measured at amortized cost. The fair values of major long-term debt are calculated on the basis of market information. Liabilities for which market quotes are available are measured using these quotes. The fair values of the other long-term debt are calculated at the present value of the respective future cash flows. To determine these present values, the prevailing interest rates and credit spreads for the Company as of the balance sheet date are used.

Variable payments outstanding for acquisitions are recognized at their fair value. The estimation of individual fair values is based on the key inputs of the arrangement that determine the future contingent payment as well as the Company’s expectation of these factors. The Company assesses the likelihood and timing of achieving the relevant objectives. The underlying assumptions are reviewed regularly.

Put option liabilities are recognized at the present value of the exercise price of the option. The exercise price of the option is generally based on fair value and, in certain limited instances, might contain a fixed floor price. The methodology the Company uses to estimate the fair values assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. From time to time the Company engages an external valuation firm to assist in the valuation of certain put options. The external valuation assists the Company in estimating the fair values using a combination of discounted cash flows and a multiple of earnings and/or revenue. Under those limited circumstances in which the put option might contain a fixed floor price, the external valuation firm may assist the Company with the valuation by performing a Monte Carlo Simulation analysis to simulate the exercise price. The put option liabilities are discounted at a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the liability. The estimated fair values of these put options can also fluctuate, and the discounted cash flows as well as the implicit multiple of earnings and/or revenue at which these obligations may ultimately be settled could vary significantly from the Company’s current estimates depending upon market conditions. For the purpose of analyzing the impact of changes in unobservable inputs on the fair value measurement of put option liabilities, the Company assumes an increase on earnings (or enterprise value for the put options granted in the InterWell Health business combination) of 10% compared to the actual estimation as of the balance sheet date. The corresponding increase in fair value of €103,724 is then compared to the total liabilities and the shareholder’s equity of the Company. This analysis shows that an increase of 10% in the relevant earnings (or enterprise value for the put options granted in the InterWell Health business combination) would have an effect of less than 1% on the total liabilities and less than 1% on the shareholder’s equity of the Company.

The following table provides a reconciliation of Level 3 financial instruments at September 30, 2023 and December 31, 2022:

Reconciliation from beginning to ending balance of level 3 financial instruments in € THOUS

	2023			2022
		Variable			Variable
		payments			payments
		outstanding			outstanding
	Equity	for	Put option	Equity	for	Put option
	investments	acquisitions	liabilities	investments	acquisitions	liabilities

Beginning balance at January 1,	42,793	37,846	1,468,517	50,679	47,690	992,423
Increase	4,408	1,181	20,756	2,804	46	646,271
Decrease	—	(3,299)	(38,464)	—	(6,499)	(7,026)
Gain / loss recognized in profit or loss (1)	2,488	(1,788)	—	(13,968)	(3,904)	—
Gain / loss recognized in equity	—	—	(47,336)	—	—	(180,431)
Foreign currency translation and other changes	446	110	4,151	3,278	513	17,280
Ending balance at September 30, and December 31,	50,135	34,050	1,407,624	42,793	37,846	1,468,517

(1)	Includes realized and unrealized gains / losses.